UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21619

Nuveen Equity Premium Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Income Fund (JPZ)
September 30, 2010

Shares		Description (1)				Value
		Common Stocks – 99.1%
		Aerospace & Defense – 2.7%
49,622		Boeing Company				$ 3,301,848
83,824		Honeywell International Inc.				3,683,227
29,605		Raytheon Company				1,353,245
69,195		United Technologies Corporation				4,928,760
		Total Aerospace & Defense				13,267,080
		Air Freight & Logistics – 0.9%
64,502		United Parcel Service, Inc., Class B				4,301,638
		Airlines – 0.1%
37,484		AMR Corporation, (2)				235,025
13,435		Continental Airlines, inc., (2)				333,725
		Total Airlines				568,750
		Auto Components – 0.1%
30,296		Cooper Tire & Rubber				594,710
		Automobiles – 0.8%
229,284		Ford Motor Company, (2)				2,806,436
41,681		Harley-Davidson, Inc.				1,185,408
		Total Automobiles				3,991,844
		Beverages – 2.5%
115,591		Coca-Cola Company				6,764,385
82,523		PepsiCo, Inc.				5,482,828
		Total Beverages				12,247,213
		Biotechnology – 1.0%
46,568		Amgen Inc., (2)				2,566,362
21,667		Celgene Corporation, (2)				1,248,236
32,302		Gilead Sciences, Inc., (2)				1,150,274
		Total Biotechnology				4,964,872
		Building Products – 0.1%
42,748		Masco Corporation				470,655
		Capital Markets – 1.9%
115,344		Charles Schwab Corporation				1,603,282
11,652		Goldman Sachs Group, Inc.				1,684,646
48,534		Jefferies Group, Inc.				1,101,236
40,593		Legg Mason, Inc.				1,230,374
123,444		Morgan Stanley				3,046,598
38,635		Waddell & Reed Financial, Inc., Class A				1,057,054
		Total Capital Markets				9,723,190
		Chemicals – 2.4%
51,511		Dow Chemical Company				1,414,492
102,955		E.I. Du Pont de Nemours and Company				4,593,852
28,359		Eastman Chemical Company				2,098,566
3,643		Lubrizol Corporation				386,049
27,437		Monsanto Company				1,315,055
16,700		NL Industries Inc.				151,636
53,293		Olin Corporation				1,074,387
60,403		RPM International, Inc.				1,203,228
		Total Chemicals				12,237,265
		Commercial Banks – 2.7%
33,724		Comerica Incorporated				1,252,847
26,718		HSBC Holdings PLC, Sponsored ADR				1,351,664
6,525		PNC Financial Services Group, Inc.				338,713
4,082		Toronto-Dominion Bank				294,965
181,514		U.S. Bancorp				3,924,333
257,551		Wells Fargo & Company				6,472,257
		Total Commercial Banks				13,634,779
		Commercial Services & Supplies – 0.8%
3,177		Avery Dennison Corporation				117,930
56,149		Deluxe Corporation				1,074,130
40,642		Pitney Bowes Inc.				868,926
21,600		R.R. Donnelley & Sons Company				366,336
24,100		Standard Register Company				70,372
39,903		Waste Management, Inc.				1,426,133
		Total Commercial Services & Supplies				3,923,827
		Communications Equipment – 2.5%
14,156		ADTRAN, Inc.				499,707
8,005		Ciena Corporation, (2)				124,638
282,466		Cisco Systems, Inc., (2)				6,186,005
11,034		JDS Uniphase Corporation, (2)				136,711
221,002		Motorola, Inc., (2)				1,885,147
81,690		QUALCOMM, Inc.				3,685,853
		Total Communications Equipment				12,518,061
		Computers & Peripherals – 3.1%
42,027		Apple, Inc., (2)				11,925,161
83,988		Dell Inc., (2)				1,088,484
132,173		EMC Corporation, (2)				2,684,434
		Total Computers & Peripherals				15,698,079
		Consumer Finance – 0.1%
42,236		Discover Financial Services				704,496
		Containers & Packaging – 0.2%
43,759		Packaging Corp. of America				1,013,896
5,718		Sonoco Products Company				191,210
		Total Containers & Packaging				1,205,106
		Distributors – 0.3%
38,978		Genuine Parts Company				1,738,029
		Diversified Consumer Services – 0.1%
7,623		Apollo Group, Inc., Class A, (2)				391,441
		Diversified Financial Services – 4.2%
431,400		Bank of America Corporation				5,655,654
599,844		Citigroup Inc., (2)				2,339,392
7,355		CME Group, Inc.				1,915,610
251,338		JP Morgan Chase & Co.				9,568,438
47,644		New York Stock Exchange Euronext				1,361,189
		Total Diversified Financial Services				20,840,283
		Diversified Telecommunication Services – 4.2%
409,087		AT&T Inc.				11,699,888
21,268		CenturyTel, Inc.				839,235
250,097		Frontier Communications Corporation				2,043,292
181,341		Verizon Communications Inc.				5,909,903
29,116		Windstream Corporation				357,836
		Total Diversified Telecommunication Services				20,850,154
		Electric Utilities – 1.6%
3,600		DPL Inc.				94,068
131,100		Duke Energy Corporation				2,321,781
7,571		Exelon Corporation				322,373
27,323		Great Plains Energy Incorporated				516,405
80,800		Pepco Holdings, Inc.				1,502,880
33,445		Progress Energy, Inc.				1,485,627
53,666		Southern Company				1,998,522
		Total Electric Utilities				8,241,656
		Electrical Equipment – 1.0%
80,009		Emerson Electric Company				4,213,274
15,759		Rockwell Automation, Inc.				972,803
		Total Electrical Equipment				5,186,077
		Electronic Equipment & Instruments – 0.5%
126,298		Corning Incorporated				2,308,727
		Energy Equipment & Services – 2.2%
6,964		Diamond Offshore Drilling, Inc.				471,950
18,452		ENSCO International PLC, Sponsored ADR				825,358
105,980		Halliburton Company				3,504,759
7,759		Patterson-UTI Energy, Inc.				132,524
89,051		Schlumberger Limited				5,486,432
16,157		Tidewater Inc.				723,995
		Total Energy Equipment & Services				11,145,018
		Food & Staples Retailing – 1.9%
100,891		CVS Caremark Corporation				3,175,040
38,696		SUPERVALU INC.				446,165
106,684		Wal-Mart Stores, Inc.				5,709,728
		Total Food & Staples Retailing				9,330,933
		Food Products – 1.1%
149,138		Kraft Foods Inc., Class A				4,602,399
57,000		Sara Lee Corporation				765,510
		Total Food Products				5,367,909
		Gas Utilities – 1.0%
14,837		AGL Resources Inc.				569,147
28,666		Atmos Energy Corporation				838,481
22,995		National Fuel Gas Company				1,191,371
25,417		Nicor Inc.				1,164,607
24,793		ONEOK, Inc.				1,116,677
		Total Gas Utilities				4,880,283
		Health Care Equipment & Supplies – 0.8%
12,338		Hologic Inc., (2)				197,531
3,518		Intuitive Surgical, Inc., (2)				998,197
80,460		Medtronic, Inc.				2,701,847
		Total Health Care Equipment & Supplies				3,897,575
		Health Care Providers & Services – 1.9%
6,901		Brookdale Senior Living Inc., (2)				112,555
15,450		Coventry Health Care, Inc., (2)				332,639
38,694		Express Scripts, Inc., (2)				1,884,398
1,116		Henry Schein Inc., (2)				65,375
39,267		Kindred Healthcare Inc., (2)				511,256
35,669		Medco Health Solutions, Inc., (2)				1,856,928
90,188		UnitedHealth Group Incorporated				3,166,501
29,333		Wellpoint Inc., (2)				1,661,421
		Total Health Care Providers & Services				9,591,073
		Health Care Technology – 0.0%
57		Cerner Corporation, (2)				4,787
		Hotels, Restaurants & Leisure – 1.5%
17,800		Carnival Corporation				680,138
42,761		International Game Technology				617,896
2,272		Interval Leisure Group Inc., (2)				30,604
80,642		McDonald’s Corporation				6,008,635
		Total Hotels, Restaurants & Leisure				7,337,273
		Household Durables – 1.4%
13,597		Garmin Limited				412,669
93,075		Newell Rubbermaid Inc.				1,657,666
39,114		Stanley Black & Decker Inc.				2,396,906
22,404		Tupperware Corporation				1,025,207
17,867		Whirlpool Corporation				1,446,512
		Total Household Durables				6,938,960
		Household Products – 2.0%
21,955		Colgate-Palmolive Company				1,687,461
11,141		Kimberly-Clark Corporation				724,722
126,895		Procter & Gamble Company				7,609,893
		Total Household Products				10,022,076
		Industrial Conglomerates – 2.7%
25,625		3M Co.				2,221,944
686,708		General Electric Company				11,159,005
57		Siemens AG, Sponsored ADR				6,008
		Total Industrial Conglomerates				13,386,957
		Insurance – 2.2%
62,283		Allstate Corporation				1,965,029
11,874		Arthur J. Gallagher & Co.				313,117
46,985		Fidelity National Title Group Inc., Class A				738,134
26,683		Hartford Financial Services Group, Inc.				612,375
76,562		Lincoln National Corporation				1,831,363
72,500		Marsh & McLennan Companies, Inc.				1,748,700
44,872		Travelers Companies, Inc.				2,337,831
52,700		Unitrin, Inc.				1,285,353
		Total Insurance				10,831,902
		Internet & Catalog Retail – 0.8%
18,749		Amazon.com, Inc., (2)				2,944,718
3,103		Hosting Site Network, Inc., (2)				92,780
2,978		Priceline.com Incorporated, (2)				1,037,357
		Total Internet & Catalog Retail				4,074,855
		Internet Software & Services – 2.2%
14,527		Akamai Technologies, Inc., (2)				728,965
63,227		eBay Inc., (2)				1,542,739
11,985		Google Inc., Class A, (2)				6,301,593
44,605		United Online, Inc.				255,141
5,616		ValueClick, Inc., (2)				73,457
25,228		VeriSign, Inc., (2)				800,737
78,773		Yahoo! Inc., (2)				1,116,213
		Total Internet Software & Services				10,818,845
		IT Services – 3.4%
37,471		Automatic Data Processing, Inc.				1,574,906
21,368		Cognizant Technology Solutions Corporation, Class A, (2)				1,377,595
32,696		Fidelity National Information Services				887,042
72,738		International Business Machines Corporation (IBM)				9,757,075
3,197		Lender Processing Services Inc.				106,236
6,331		MasterCard, Inc.				1,418,144
40,998		Paychex, Inc.				1,127,035
9,906		Visa Inc.				735,620
		Total IT Services				16,983,653
		Leisure Equipment & Products – 0.2%
39,513		Eastman Kodak Company, (2)				165,955
11,848		Polaris Industries Inc.				771,305
		Total Leisure Equipment & Products				937,260
		Machinery – 2.5%
38,816		Caterpillar Inc.				3,054,043
26,052		Cummins Inc.				2,359,790
30,312		Deere & Company				2,115,171
13,600		Graco Inc.				431,528
13,220		Ingersoll Rand PLC				472,086
18,030		Parker Hannifin Corporation				1,263,182
11,767		Snap-on Incorporated				547,283
25,530		SPX Corporation				1,615,538
12,000		Timken Company				460,320
		Total Machinery				12,318,941
		Media – 2.3%
60,282		CBS Corporation, Class B				956,073
139,536		Comcast Corporation, Class A				2,522,811
39,613		New York Times, Class A, (2)				306,605
35,396		Omnicom Group, Inc.				1,397,434
114,479		Regal Entertainment Group, Class A				1,501,964
138,336		Walt Disney Company				4,580,305
		Total Media				11,265,192
		Metals & Mining – 0.6%
73,484		Alcoa Inc.				889,891
27,262		Nucor Corporation				1,041,408
35,874		Southern Copper Corporation				1,259,895
		Total Metals & Mining				3,191,194
		Multiline Retail – 1.2%
10		Dollar Tree Stores Inc., (2)				488
4,000		Family Dollar Stores, Inc.				176,640
41,402		Macy’s, Inc.				955,972
47,494		Nordstrom, Inc.				1,766,777
8,076		Sears Holding Corporation, (2)				582,603
45,024		Target Corporation				2,406,083
		Total Multiline Retail				5,888,563
		Multi-Utilities – 2.1%
40,360		Ameren Corporation				1,146,224
35,279		Consolidated Edison, Inc.				1,701,153
71,595		Integrys Energy Group, Inc.				3,727,236
15,861		Northwestern Corporation				452,039
32,717		OGE Energy Corp.				1,304,427
66,981		Public Service Enterprise Group Incorporated				2,215,731
		Total Multi-Utilities				10,546,810
		Oil, Gas & Consumable Fuels – 9.0%
10,026		BP PLC, Sponsored ADR				412,770
9,051		Cenovus Energy Inc.				260,397
120,065		Chevron Corporation				9,731,268
99,015		ConocoPhillips				5,686,431
46,182		CONSOL Energy Inc.				1,706,887
27,271		Continental Resources Inc., (2)				1,264,284
9,051		EnCana Corporation				273,612
36,086		EOG Resources, Inc.				3,354,915
254,447		Exxon Mobil Corporation				15,722,280
54,357		Occidental Petroleum Corporation				4,256,153
2,988		Suncor Energy, Inc.				97,259
11,032		Total SA, Sponsored ADR				569,251
92,575		Valero Energy Corporation				1,620,988
		Total Oil, Gas & Consumable Fuels				44,956,495
		Pharmaceuticals – 7.6%
105,020		Abbott Laboratories				5,486,245
147,788		Bristol-Myers Squibb Company				4,006,533
66,642		Eli Lilly and Company				2,434,432
153,571		Johnson & Johnson				9,515,259
199,960		Merck & Company Inc.				7,360,528
489,817		Pfizer Inc.				8,410,158
14,222		Sanofi-Aventis, Sponsored ADR				472,882
		Total Pharmaceuticals				37,686,037
		Professional Services – 0.1%
3,665		Manpower Inc.				191,313
20,209		Resources Connection, Inc., (2)				278,076
		Total Professional Services				469,389
		Real Estate Investment Trust – 2.6%
67,906		Annaly Capital Management Inc.				1,195,146
46,493		Brandywine Realty Trust				569,539
54,183		CapLease Inc.				302,883
29,228		Commonwealth REIT				748,237
32,157		Health Care REIT, Inc.				1,522,312
49,625		Healthcare Realty Trust, Inc.				1,160,729
45,684		Hospitality Properties Trust				1,020,124
88,469		Lexington Corporate Properties Trust				633,438
30,821		Liberty Property Trust				983,190
17,263		Medical Properties Trust Inc.				175,047
28,311		MFA Mortgage Investments, Inc.				216,013
42,355		Nationwide Health Properties, Inc.				1,637,868
30,300		Senior Housing Properties Trust				712,050
11,215		Sun Communities Inc.				344,301
61,650		U-Store-It Trust				514,778
83,837		Weyerhaeuser Company				1,321,271
		Total Real Estate Investment Trust				13,056,926
		Road & Rail – 0.6%
18,105		Norfolk Southern Corporation				1,077,429
25,656		Union Pacific Corporation				2,098,661
		Total Road & Rail				3,176,090
		Semiconductors & Equipment – 2.4%
27,457		Analog Devices, Inc.				861,601
103,121		Applied Materials, Inc.				1,204,453
21,444		Broadcom Corporation, Class A				758,903
285,514		Intel Corporation				5,490,434
12,846		Intersil Holding Corporation, Class A				150,170
3,087		Lam Research Corporation, (2)				129,191
24,226		Microchip Technology Incorporated				761,908
24,800		National Semiconductor Corporation				316,696
33,221		NVIDIA Corporation, (2)				388,021
67,000		Texas Instruments Incorporated				1,818,380
		Total Semiconductors & Equipment				11,879,757
		Software – 3.9%
31,378		Adobe Systems Incorporated, (2)				820,535
18,599		Autodesk, Inc., (2)				594,610
3,113		McAfee Inc., (2)				147,120
424,575		Microsoft Corporation				10,397,842
232,161		Oracle Corporation				6,233,523
10,181		Salesforce.com, Inc., (2)				1,138,236
		Total Software				19,331,866
		Specialty Retail – 2.3%
26,963		Abercrombie & Fitch Co., Class A				1,060,185
46,762		American Eagle Outfitters, Inc.				699,560
34,498		Best Buy Co., Inc.				1,408,553
108,836		Home Depot, Inc.				3,447,924
51,450		Limited Brands, Inc.				1,377,831
85,724		Lowe’s Companies, Inc.				1,910,788
236		Ross Stores, Inc.				12,890
13,465		Tiffany & Co.				632,720
25,162		TJX Companies, Inc.				1,122,980
		Total Specialty Retail				11,673,431
		Textiles, Apparel & Luxury Goods – 0.4%
7,159		Cherokee Inc.				130,580
21,365		VF Corporation				1,730,992
		Total Textiles, Apparel & Luxury Goods				1,861,572
		Thrifts & Mortgage Finance – 0.3%
36,703		Hudson City Bancorp, Inc.				449,979
60,610		New York Community Bancorp, Inc.				984,913
38,788		TrustCo Bank Corporation NY				215,661
		Total Thrifts & Mortgage Finance				1,650,553
		Tobacco – 2.1%
160,304		Altria Group, Inc.				3,850,502
105,966		Philip Morris International				5,936,215
10,734		Reynolds American Inc.				637,492
1		Vector Group Ltd.				20
		Total Tobacco				10,424,229
		Wireless Telecommunication Services – 0.0%
5,500		USA Mobility Inc.				88,164
		Total Common Stocks (cost $453,959,461)				494,622,500
Principal
Amount (000)		Description (1)		Coupon	Maturity	Value
		Short-Term Investments – 4.7%
$23,357		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2010, repurchase price $23,357,281, collateralized by $22,690,000 U.S. Treasury Notes, 2.375%, due 3/31/16, value $23,824,500		0.080%	10/01/10	$ 23,357,229
	Total Short-Term Investments (cost $23,357,229)					23,357,229
	Total Investments (cost $477,316,690) – 103.8%					517,979,729
		Other Assets Less Liabilities – (3.8)%				(19,048,600)
		Net Assets – 100%				$ 498,931,129

Investments in Derivatives

Call Options Written as of September 30, 2010:

Number of			Notional	Expiration	Strike
Contracts		Type	Amount (3)	Date	Price	Value
		Call Options Written (4)
(558)		S&P 500 Index	$ (61,380,000)	10/16/10	$ 1,100	$ (2,622,600)
(1,043)		S&P 500 Index	(117,337,500)	10/16/10	1,125	(2,878,680)
(506)		S&P 500 Index	(54,395,000)	11/20/10	1,075	(4,063,180)
(558)		S&P 500 Index	(61,380,000)	11/20/10	1,100	(3,414,960)
(536)		S&P 500 Index	(60,300,000)	11/20/10	1,125	(2,363,760)
(528)		S&P 500 Index	(59,400,000)	12/18/10	1,125	(2,851,200)
(562)		S&P 500 Index	(64,630,000)	12/18/10	1,150	(2,219,900)
(4,291)		Total Call Options Written (premiums received $16,549,013)	$ (478,822,500)			$ (20,414,280)

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2010:

			Level 1	Level 2	Level 3	Total
		Investments:
		Common Stocks	$494,622,500	$ –	$ –	$494,622,500
		Short-Term Investments	23,357,229	–	–	23,357,229
		Derivatives:
		Call Options Written	(20,414,280)	–	–	(20,414,280)
		Total	$497,565,449	$ –	$ –	$497,565,449

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of September 30, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
	Underlying	Derivative	Asset Derivatives		Liability Derivatives
	Risk Exposure	Instrument	Location	Value	Location	Value
	Equity Price	Options	—	$—	Call Options Written, at value	$20,414,280

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2010, the cost of investments (excluding investments in derivatives) was $477,316,718.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at September 30, 2010, were as follows:

	Gross unrealized:
	Appreciation					$ 107,505,265
	Depreciation					(66,842,254)

	Net unrealized appreciation (depreciation) of investments					$ 40,663,011

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

		(1)				All percentages in the Portfolio of Investments are based on net assets.

		(2)				Non-income producing; issuer has not declared a dividend within the past twelve months.

		(3)				For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

		(4)				The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.

		ADR				American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Income Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date November 29, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date November 29, 2010

*                      Print the name and title of each signing officer under his or her signature.